Disclosure of detailed information about commitments (Details) $ in Thousands	Nov. 30, 2019 USD ($)
Schedule Of Commitments [Line Items]
Capital commitments	$ 48,475
Less than 1 Year [Member]
Schedule Of Commitments [Line Items]
Capital commitments	3,847
1 to 3 Years [Member]
Schedule Of Commitments [Line Items]
Capital commitments	44,519
4 to 5 Years [Member]
Schedule Of Commitments [Line Items]
Capital commitments	109
More than 5 Years [Member]
Schedule Of Commitments [Line Items]
Capital commitments	0
Lease obligations [Member]
Schedule Of Commitments [Line Items]
Capital commitments	518
Lease obligations [Member] | Less than 1 Year [Member]
Schedule Of Commitments [Line Items]
Capital commitments	236
Lease obligations [Member] | 1 to 3 Years [Member]
Schedule Of Commitments [Line Items]
Capital commitments	173
Lease obligations [Member] | 4 to 5 Years [Member]
Schedule Of Commitments [Line Items]
Capital commitments	109
Lease obligations [Member] | More than 5 Years [Member]
Schedule Of Commitments [Line Items]
Capital commitments	0
Convertible Note [Member]
Schedule Of Commitments [Line Items]
Capital commitments	24,113
Convertible Note [Member] | Less than 1 Year [Member]
Schedule Of Commitments [Line Items]
Capital commitments	1,374
Convertible Note [Member] | 1 to 3 Years [Member]
Schedule Of Commitments [Line Items]
Capital commitments	22,739
Convertible Note [Member] | 4 to 5 Years [Member]
Schedule Of Commitments [Line Items]
Capital commitments	0
Convertible Note [Member] | More than 5 Years [Member]
Schedule Of Commitments [Line Items]
Capital commitments	0
Sprott Facility [Member]
Schedule Of Commitments [Line Items]
Capital commitments	23,844
Sprott Facility [Member] | Less than 1 Year [Member]
Schedule Of Commitments [Line Items]
Capital commitments	2,237
Sprott Facility [Member] | 1 to 3 Years [Member]
Schedule Of Commitments [Line Items]
Capital commitments	21,607
Sprott Facility [Member] | 4 to 5 Years [Member]
Schedule Of Commitments [Line Items]
Capital commitments	0
Sprott Facility [Member] | More than 5 Years [Member]
Schedule Of Commitments [Line Items]
Capital commitments	$ 0